Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of our income tax provision in 2012, 2011 and 2010 were as follows:

(Millions)	2012	2011	2010
Current taxes:
Federal	$731.5	$935.8	$555.9
State	48.4	101.0	22.8
Total current taxes	779.9	1,036.8	578.7
Deferred taxes (benefits):
Federal	112.8	50.0	288.3
State	(5.2)	5.3	10.4
Total deferred income taxes	107.6	55.3	298.7
Total income taxes	$887.5	$1,092.1	$877.4

Schedule of Effective Income Tax Rate Reconciliation
Income taxes were different from the amount computed by applying the statutory federal income tax rate to income before income taxes as follows:

(Millions)	2012	2011	2010
Income before income taxes	$2,545.4	$3,077.8	$2,644.2
Tax rate	35%	35%	35%
Application of the tax rate	890.9	1,077.2	925.5
Tax effect of:
Valuation allowance	—	—	(36.6)
Other, net	(3.4)	14.9	(11.5)
Income taxes	$887.5	$1,092.1	$877.4

Schedule of Deferred Tax Assets and Liabilities
The significant components of our net deferred tax assets at December 31, 2012 and 2011 were as follows:

(Millions)	2012	2011
Deferred tax assets:
Reserve for anticipated future losses on discontinued products	$157.4	$160.6
Employee and postretirement benefits	474.1	550.4
Investments, net	79.2	102.7
Deferred policy acquisition costs	28.5	40.6
Insurance reserves	166.8	147.5
Net operating losses	134.8	139.0
Severance and facilities	20.4	48.5
Litigation-related settlement	43.0	1.3
Other	77.6	81.0
Gross deferred tax assets	1,181.8	1,271.6
Less: Valuation allowance	134.4	127.9
Deferred tax assets, net of valuation allowance	1,047.4	1,143.7
Deferred tax liabilities:
Unrealized gains on investment securities	458.9	333.3
Goodwill and other acquired intangible assets	400.9	403.2
Cumulative depreciation and amortization	234.6	228.8
Total gross deferred tax liabilities	1,094.4	965.3
Net deferred tax assets (1)	$(47.0)	$178.4

(1)
Includes $426.5 million and $387.2 million classified as current assets at December 31, 2012 and 2011, respectively. Includes $473.5 million and $208.8 million classified as long-term liabilities at December 31, 2012 and 2011, respectively.